Finance costs (Tables)	12 Months Ended
Dec. 31, 2022
Finance costs [Abstract]
Finance costs

	2022	2021	2020
	£’000	£’000	£’000
Interest on lease liabilities (Note 12)	1,796	1,732	2,401
Interest expense on financial liabilities measured at amortized cost	4,503	4,081	708
Loss from change in fair value of embedded derivative asset	—	—	266
Loss on derecognition of financial liabilities measured at amortized cost	1,393	—	—
	7,692	5,813	3,375